UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 106.0%
	Shares	Value
Argentina — 1.1%
Ternium ADR	476,492	$10,892,607

Brazil — 6.4%
Banco do Brasil	1,710,400	16,886,339
Cia de Saneamento de Minas Gerais	115,100	1,576,502
Cia Energetica de Minas Gerais ADR	413,702	1,174,914
EDP—Energias do Brasil	2,031,500	9,057,972
Fibria Celulose	253,200	2,359,964
Fleury	28,100	338,688
JBS	4,208,107	15,891,744
Light	521,200	3,253,468
Magazine Luiza*	10,900	442,731
Multiplus	144,700	1,633,850
Nova Embrapar Participacoes (A)*	854	—
Porto Seguro	371,000	3,094,120
Qualicorp	82,300	538,289
Raia Drogasil	168,100	3,494,192
Seara Alimentos (A) *	911	2
Smiles	352,100	5,810,416

		65,553,191

Chile — 1.0%
Enel Americas ADR	746,534	6,741,202
Enel Chile ADR	724,527	3,492,220
Latam Airlines Group ADR	33,466	306,883

		10,540,305

China — 18.6%
Agricultural Bank of China	46,819,000	19,527,973
Angang Steel	552,000	421,010
Autohome ADR*	17,069	535,796
Bank of China	70,228,000	31,736,058
Bank of Communications	970,000	713,429
BYD Electronic International	286,500	230,450
Changyou.com ADR*	26,036	627,988
China Communications Services	2,568,000	1,744,385
China Construction Bank	46,191,000	34,166,057
China Finance Online ADR*	31,435	96,820
China Petroleum & Chemical	5,740,000	4,515,847
China Railway Group	1,866,000	1,638,728
China Sports International*	670,000	3,328
China Telecom	38,942,000	18,393,582
Chongqing Rural Commercial Bank	3,117,000	1,898,135
Harbin Power Equipment	446,000	223,794
Industrial & Commercial Bank of China	28,662,000	17,516,937
Maanshan Iron & Steel*	5,342,000	1,960,516
Momo ADR*	24,065	546,997
NetEase ADR	87,531	22,224,121

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
China — continued
New Oriental Education & Technology Group ADR*	109,420	$5,202,921
PetroChina	2,540,000	1,997,323
Qingling Motors	228,000	75,459
Sinopec Shanghai Petrochemical	6,126,000	3,782,309
Tencent Holdings	328,700	8,591,382
Weibo ADR*	148,005	7,136,801
Weichai Power	967,000	1,704,118
Weiqiao Textile	891,000	562,184
Yirendai ADR*	148,913	3,146,532
YY ADR *	3,442	141,397

		191,062,377

Colombia — 0.2%
Almacenes Exito	290,634	1,550,181
Avianca Holdings ADR	114,340	971,890

		2,522,071

Egypt — 0.2%
Commercial International Bank Egypt	456,954	1,843,249
Emaar Misr for Development SAE*	3,714,822	497,923
Telecom Egypt	282,406	183,303

		2,524,475

Greece — 0.1%
Aegean Marine Petroleum Network	24,152	266,879
Motor Oil Hellas Corinth Refineries	33,016	474,025

		740,904

Hong Kong — 5.4%
Agile Group Holdings	318,000	169,767
Anhui Conch Cement	346,000	1,112,875
China Aoyuan Property Group	1,459,000	328,515
China Coal Energy	2,078,000	1,080,625
China Foods	1,038,000	469,304
China High Speed Transmission Equipment Group	720,000	893,139
China Lesso Group Holdings	2,635,000	1,797,390
China Mobile	1,296,000	14,521,928
China National Building Material	2,070,000	1,210,374
China Overseas Grand Oceans Group	863,000	287,769
China Resources Cement Holdings	562,000	259,613
China Shenhua Energy	1,233,500	2,590,618
China Unicom Hong Kong	1,540,000	1,820,317
CRCC High-Tech Equipment	70,000	29,231
Future Land Development Holdings	1,724,000	386,782
Geely Automobile Holdings	14,445,000	17,034,846
Haier Electronics Group	153,000	269,739
Hisense Kelon Electrical Holdings, Cl A	533,000	484,884
Jiangxi Copper	260,000	445,823
Kingboard Chemical Holdings	850,000	2,922,093
Kingboard Laminates Holdings	283,500	312,463
Lonking Holdings	408,000	106,500

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — continued
Nexteer Automotive Group	315,000	$391,362
Pou Sheng International Holdings	696,000	157,921
Real Nutriceutical Group	885,000	70,313
Shanghai Industrial Urban Development Group	1,444,000	377,052
Shanghai Prime Machinery	508,000	94,290
Shougang Fushan Resources Group	378,000	73,769
Sinotruk Hong Kong	545,500	408,203
Skyworth Digital Holdings	2,408,000	1,583,198
Sun Art Retail Group	398,000	400,793
Tianneng Power International	2,886,000	2,557,305
Tonly Electronics Holdings	9,000	4,662
Zhongsheng Group Holdings	330,000	409,861

		55,063,324

Hungary — 0.0%
MOL Hungarian Oil & Gas	3,895	274,676

India — 14.2%
Amtek Auto*	543,241	269,839
Apollo Tyres	2,552,288	6,786,539
Balaji Amines	7,415	38,094
Balkrishna Industries	12,110	200,236
Bharat Petroleum	1,727,744	17,358,931
Bodal Chemicals	157,275	305,301
Chennai Petroleum	107,141	520,821
Exide Industries	9,762	28,389
GAIL India	185,066	1,277,009
Gujarat Narmada Valley Fertilizers & Chemicals	5,571	19,962
HCL Technologies	717,294	8,575,916
Hindalco Industries	3,077,106	8,615,171
Hindustan Petroleum	2,703,217	20,772,676
Housing Development & Infrastructure*	515,398	474,034
IDFC Bank	615,710	544,061
Indian Bank	28,041	112,524
Indian Oil	2,759,548	14,903,064
Indraprastha Gas	102,963	1,425,805
Infosys ADR	28,399	391,054
JK Tyre & Industries	596,820	1,059,576
JSW Steel	1,646,040	4,807,470
Karnataka Bank	178,556	300,159
Manappuram Finance	225,593	262,518
MOIL	22,031	114,222
Mphasis	16,774	138,269
MRF	14,887	11,335,470
Muthoot Finance	17,914	80,705
National Aluminium	162,852	180,147
National Fertilizers	50,707	38,491
Nilkamal	24,412	591,814
NMDC	1,469,027	3,114,740

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
India — continued
NOCIL	90,007	$99,167
OCL India	4,392	55,521
Oil & Natural Gas	3,611,857	10,783,133
Oil India*	115,112	559,314
Petronet LNG	34,542	190,389
Rain Industries	111,648	109,435
Reliance Capital	346,442	2,298,124
Rural Electrification	336,480	704,999
Sasken Communications Technologies	76,232	437,594
Tamil Nadu Newsprint & Papers	19,842	98,632
Tata Consultancy Services	277,628	9,124,547
Tata Motors	1,928,820	14,884,424
Thirumalai Chemicals	6,700	77,433
TVS Srichakra	1,080	50,951
Uflex	63,461	248,905
Vijaya Bank*	70,351	54,335
West Coast Paper Mills	24,645	49,058
Whirlpool of India*	10,689	149,728
Wipro	135,323	913,523
WNS Holdings ADR *	26,302	748,029

		146,280,248

Indonesia — 2.4%
Adaro Energy	3,080,088	390,994
Bank Negara Indonesia Persero	10,736,700	4,583,351
Bank Tabungan Negara Persero	8,023,900	1,144,769
Indo Tambangraya Megah	361,100	405,654
Japfa Comfeed Indonesia	608,700	80,005
Tambang Batubara Bukit Asam Persero	263,000	228,482
Telekomunikasi Indonesia Persero	37,299,300	10,810,582
Telekomunikasi Indonesia Persero ADR	149,130	4,387,404
United Tractors	1,488,100	2,435,124

		24,466,365

Malaysia — 2.5%
Alliance Financial Group	60,000	50,931
Ann Joo Resources	80,200	43,273
Hong Leong Bank	105,800	314,809
JCY International	659,500	92,310
KSL Holdings*	377,300	86,882
Petronas Chemicals Group	442,100	711,632
Press Metal	451,640	209,022
Selangor Properties	4,800	4,822
Sunway Construction Group	1,020,100	391,505
Tenaga Nasional	7,730,100	23,384,883
Unisem M	569,500	323,996

		25,614,065

Mexico — 2.2%
Alpek, Cl A	992,176	1,141,881
Bio Pappel*	15,115	16,591

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Mexico — continued
Cemex ADR*	1,422,332	$13,170,795
Grupo Mexico, Ser B	1,335,411	4,017,728
Grupo Simec, Ser B, Cl B*	104,659	482,856
Industrias Bachoco	45,093	175,001
Industrias CH, Cl B*	181,123	1,146,485
Industrias Penoles	35,593	841,544
Mexichem	170,280	403,786
OHL Mexico	1,803,469	1,702,846

		23,099,513

Peru — 0.0%
Grana y Montero SAA ADR	7,000	31,570

Philippines — 0.0%
Cebu Air	43,690	83,359
First Gen	969,700	436,477

		519,836

Poland — 2.4%
Asseco Poland	32,968	473,359
CD Projekt*	21,567	315,855
Eurocash	18,491	184,231
Lubelski Wegiel Bogdanka	5,391	87,434
Polski Koncern Naftowy ORLEN	999,884	20,268,830
Polskie Gornictwo Naftowe i Gazownictwo	2,581,720	3,539,252
Stalprodukt	734	108,871

		24,977,832

Qatar — 0.6%
Barwa Real Estate	335,321	3,209,408
Ooredoo QSC	26,239	756,655
Qatar First Bank*	83,413	222,212
Qatar National Bank SAQ	27,812	1,242,742
United Development QSC	50,408	312,182

		5,743,199

Russia — 2.2%
Novolipetsk Steel PJSC GDR	1,994	39,282
Sberbank of Russia PJSC ADR	991,279	11,558,313
Tatneft PJSC ADR	8,839	358,864
Yandex, Cl A *	479,837	11,103,428

		23,059,887

South Africa — 5.1%
African Rainbow Minerals	15,269	136,543
Barloworld	24,765	202,531
Exxaro Resources	51,984	410,162
FirstRand	5,606,467	20,886,430
Gold Fields ADR	1,517,064	5,324,895
Harmony Gold Mining ADR	1,222,751	3,118,015
JSE	29,471	352,865
Kumba Iron Ore	44,911	689,913

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Africa — continued
Liberty Holdings	184,365	$1,505,020
Merafe Resources	952,259	137,097
MiX Telematics ADR	8,590	61,333
MMI Holdings	2,796,214	5,125,528
Mondi	36,491	801,773
Peregrine Holdings	133,875	296,760
Reunert	50,717	256,351
Sappi	297,263	1,909,763
Standard Bank Group	704,345	7,522,771
Telkom	660,239	3,607,673

		52,345,423

South Korea — 21.5%
BNK Financial Group*	3	22
CJ*	83,559	13,122,380
CKH Food & Health*	84,792	131,336
DGB Financial Group*	74,425	632,110
Dongkuk Steel Mill*	81,237	852,845
Dongyang E&P*	15,443	180,729
e-LITECOM*	17,423	138,832
Hana Financial Group	547,512	16,230,779
Hanwha*	283,370	8,583,275
Hanwha Chemical*	27,843	625,335
Hite Holdings*	8,927	84,116
Husteel*	22,760	322,177
Hyosung*	13,072	1,524,186
Hyundai Heavy Industries*	5,276	601,558
Hyundai Hy Communications & Network*	15,910	53,668
Hyundai Steel	6,685	334,796
Industrial Bank of Korea*	50,239	549,036
INTOPS	16,484	140,712
JB Financial Group*	23,023	110,945
Kia Motors	406,794	12,741,848
Korea Electric Power*	196,282	7,169,926
Korea Petrochemical Industries*	2,321	539,256
KT	437,729	11,074,118
Kwangju Bank*	73,625	671,564
LG Display	658,339	17,363,472
LG Electronics	79,479	3,788,948
LG Uplus*	154,480	1,515,422
Lotte Chemical*	6,007	1,946,163
LS*	3,673	197,857
Mirae Asset Life Insurance*	23,573	120,086
Poongsan*	21,359	799,515
POSCO	19,245	4,487,906
Samsung Electronics	41,197	69,943,792
Seoyon*	89,170	847,886
Seoyon E-Hwa*	119,199	1,579,610
SK Holdings*	13,439	2,503,694
SK Hynix	612,442	28,300,607

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
SK Innovation*	30,083	$4,064,221
Ssangyong Motor*	17,996	117,537
Woori Bank	637,459	7,185,882

		221,178,147

Taiwan — 9.0%
Acer	605,000	279,337
Apacer Technology	205,020	212,439
AU Optronics	11,198,000	4,630,138
Cheng Loong	1,863,680	856,982
China General Plastics	122,000	94,181
Chun Yuan Steel	93,000	35,559
Coretronic	309,000	336,987
CTBC Financial Holding	2,063,000	1,176,455
Darwin Precisions	586,000	240,042
First Financial Holding	868,410	484,431
Formosa Petrochemical	497,000	1,694,222
Fubon Financial Holding	7,812,520	12,703,542
Getac Technology	319,000	475,941
Global Brands Manufacture*	516,643	199,781
Grand Pacific Petrochemical	1,190,000	777,002
Hon Hai Precision Industry	6,717,561	18,041,840
Innolux	24,280,640	10,303,861
Inventec	3,192,851	2,404,748
Lite-On Technology	61,000	92,040
Mercuries Life Insurance*	165,000	91,328
Mitac Holdings	163,000	180,071
Pegatron	5,396,343	12,968,698
Pou Chen	3,451,270	4,372,744
Powertech Technology	199,000	544,606
Realtek Semiconductor	163,000	568,513
Sheng Yu Steel	170,000	192,467
Shinkong Synthetic Fibers	649,000	195,274
Silicon Motion Technology ADR	29,331	1,146,842
Sincere Navigation	192,000	128,920
Sitronix Technology	79,000	238,422
Star Comgistic Capital	342,000	148,942
Taiwan Business Bank	597,354	155,928
Taiwan Surface Mounting Technology	647,829	540,152
Taiwan Union Technology	285,000	386,398
TOPBI International Holdings	16,099	55,272
Tripod Technology	84,000	205,068
Tung Ho Steel Enterprise	458,000	311,486
United Microelectronics	24,805,000	8,988,159
UPC Technology	191,000	81,927
Winbond Electronics	13,969,000	5,735,575
Wistron	372,828	318,696
YC INOX	321,000	290,484
Yuanta Financial Holding	2	1

		92,885,501

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
Thailand — 5.6%
Bangchak Petroleum NVDR	2,512,200	$2,515,054
Bangkok Bank	136,200	675,004
Bangkok Bank NVDR	49,600	245,816
Beauty Community	231,600	73,012
Big Camera	2,508,700	384,748
Esso Thailand NVDR	2,036,900	665,275
Indorama Ventures	221,100	219,781
Kiatnakin Bank NVDR	104,400	169,009
Krung Thai Bank NVDR	10,666,200	5,755,689
Krung Thai Bank	5,257,400	2,836,995
PTG Energy	1,216,000	966,998
PTT NVDR	1,519,100	17,430,173
PTT Exploration & Production NVDR	637,500	1,774,354
PTT Global Chemical NVDR	4,277,000	8,229,672
Sena Development	295,700	32,417
Srithai Superware NVDR	2,235,400	133,324
Star Petroleum Refining NVDR	3,057,800	1,076,874
Syntec Construction	4,029,200	675,157
Thai Airways International NVDR	759,800	463,951
Thai Oil NVDR	839,600	1,710,915
Thai Vegetable Oil NVDR	116,200	135,308
Thanachart Capital NVDR	2,550,300	3,440,478
Thanachart Capital	3,005,900	4,055,105
Tipco Asphalt NVDR	3,387,700	2,222,547
Tisco Financial Group NVDR	273,200	473,309
TMB Bank NVDR	5,025,200	333,967
Vanachai Group NVDR	1,043,600	447,554

		57,142,486

Turkey — 5.1%
Akbank	271,533	604,502
Alarko Gayrimenkul Yatirim Ortakligi‡	36,998	389,675
Arcelik	43,402	262,955
Dogan Sirketler Grubu Holding*	1,106,919	246,429
Emlak Konut Gayrimenkul Yatirim Ortakligi‡	2,692,858	2,191,027
Eregli Demir ve Celik Fabrikalari	6,752,207	10,397,234
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim*	302,419	161,102
Koza Anadolu Metal Madencilik Isletmeleri*	834,501	453,395
Tekfen Holding	263,390	526,340
Trakya Cam Sanayii	1,184,044	969,666
Turk Sise ve Cam Fabrikalari	5,395,295	5,776,868
Turkiye Halk Bankasi	2,287,794	6,809,145
Turkiye Is Bankasi, Cl C	6,135,126	9,690,935
Turkiye Vakiflar Bankasi TAO, Cl D	8,990,683	11,699,576
Vestel Beyaz Esya Sanayi ve Ticaret	78,534	269,124
Vestel Elektronik Sanayi ve Ticaret *	972,347	1,675,061

		52,123,034

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United Arab Emirates — 0.2%
Aldar Properties PJSC	2,280,028	$1,589,172
National Central Cooling PJSC	543,405	275,187
Union National Bank PJSC	60,959	73,027

		1,937,386

United Kingdom — 0.0%
Globaltrans Investment GDR	13,634	85,894

TOTAL COMMON STOCK (Cost $938,733,073)		1,090,664,316

PREFERRED STOCK — 3.2%
Brazil — 3.2%
Banco ABC Brasil	27,100	142,333
Banco do Estado do Rio Grande do Sul	81,500	407,358
Braskem, Ser A	880,810	9,095,731
Centrais Eletricas Brasileiras, Cl A*	32,900	257,992
Cia de Saneamento do Parana	34,200	153,032
Cia Energetica de Minas Gerais	3,127,116	9,070,433
Cia Energetica de Sao Paulo	222,900	1,230,827
Cia Paranaense de Energia, Ser B	303,800	3,099,606
Gerdau	910,100	3,523,601
Metalurgica Gerdau, Cl A*	858,000	1,530,247
San Carlos Empreendimentos e Participacoes (A) *	455	—
Suzano Papel e Celulose, Cl A	140,100	595,773
Telefonica Brasil	217,600	3,222,809

		32,329,742

Colombia — 0.0%
Banco Davivienda	22,803	245,280

TOTAL PREFERRED STOCK (Cost $52,616,720)		32,575,022

WARRANTS — 0.0%
	Number of Warrants
Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS — 109.2% (Cost $991,349,793)†		$1,123,239,338

Percentages are based on Net Assets of $1,028,492,892.

*	Non-income producing security.

‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2017 (Unaudited)

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017 was $2 and represented 0.0% of the Net Assets of the Portfolio.

†	At January 31, 2017, the tax cost basis of the Fund’s investments was $991,349,793, and the unrealized appreciation and depreciation were $224,267,845 and $(92,378,300), respectively.

ADR – American Depositary Receipt

Cl – Class

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

Ser – Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The summary of inputs used to value the Portfolio’s net assets as of January 31, 2017 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$10,892,607	$—	$—	$10,892,607
Brazil	65,553,189	—	2	65,553,191
Chile	10,540,305	—	—	10,540,305
China	39,662,701	151,399,676	—	191,062,377
Colombia	2,522,071	—	—	2,522,071
Egypt	2,524,475	—	—	2,524,475
Greece	740,904	—	—	740,904
Hong Kong	29,231	55,034,093	—	55,063,324
Hungary	274,676	—	—	274,676
India	146,280,248	—	—	146,280,248
Indonesia	24,466,365	—	—	24,466,365
Malaysia	25,614,065	—	—	25,614,065
Mexico	23,099,513	—	—	23,099,513
Peru	31,570	—	—	31,570
Philippines	519,836	—	—	519,836
Poland	24,977,832	—	—	24,977,832
Qatar	5,743,199	—	—	5,743,199
Russia	23,059,887	—	—	23,059,887
South Africa	52,345,423	—	—	52,345,423
South Korea	221,178,147	—	—	221,178,147
Taiwan	1,146,842	91,738,659	—	92,885,501
Thailand	57,142,486	—	—	57,142,486
Turkey	52,123,034	—	—	52,123,034
United Arab Emirates	1,937,386	—	—	1,937,386
United Kingdom	85,894	—	—	85,894

Total Common Stock	792,491,886	298,172,428	2	1,090,664,316

Preferred Stock
Brazil	32,329,742	—	—^	32,329,742
Colombia	245,280	—	—	245,280

Total Preferred Stock	32,575,022	—	—	32,575,022

Warrants	—	—^	—	—

Total Investments in Securities	$825,066,908	$298,172,428	$2	$1,123,239,338

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Represents securities in which the fair value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2017, securities with a total value $298,172,428 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended January 31, 2017. All other transfers were considered to have occurred as of the end of the period.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017